Document and Entity Information	Dec. 14, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000933972
Document Type	8-K
Document Period End Date	Dec. 14, 2025
Entity Registrant Name	374WATER INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-27866
Entity Tax Identification Number	88-0271109
Entity Address, Address Line One	100 Southcenter Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	(440)
Local Phone Number	601-9677
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	SCWO
Entity Emerging Growth Company	false